Segment information (Tables)	12 Months Ended
Dec. 31, 2023
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Schedule of Segment Reporting Information

All figures in £ millions Sales	2023	2022	2021
Assessment & Qualifications	1,559	1,444	1,238

Virtual Learning	616	820	713

English Language Learning	415	321	238

Workforce Skills	220	204	172

Higher Education	855	898	849

Strategic Review	9	154	218

Total sales	3,674	3,841	3,428

All figures in £ millions Adjusted operating profit	2023	2022	2021
Assessment & Qualifications	350	258	219

Virtual Learning	76	70	32

English Language Learning	47	25	15

Workforce Skills	(8)	(3)	27

Higher Education	110	91	73

Strategic Review	(2)	15	19

Total adjusted operating profit	573	456	385
A reconciliation of the operating segments’ measure of profit to profit for the year is provided below:

		2023	2022	2021
Adjusted operating profit		573	456	385

Cost of major restructuring		–	(150)	(214)

Property charges		(11)	–	–

Intangible charges		(48)	(56)	(51)

UK pension discretionary increases		–	(3)	–

Other net gains and losses		(16)	24	63
Operating profit		498	271	183

Finance costs	6	(81)	(71)	(68)

Finance income	6	76	123	62
Profit before tax		493	323	177

Income tax	7	(113)	(79)	1

Profit for the year		380	244	178

Summary of Operating Segments in Geographic Areas
The Group operates in the following main geographic areas:

			Sales	Non-current assets

All figures in £ millions	2023	2022	2021	2023	2022
UK	450	424	355	518	527

Other European countries	130	192	249	179	192

US	2,504	2,668	2,182	2,320	2,333

Canada	83	110	111	186	243

Asia Pacific	386	290	359	186	200

Other countries	121	157	172	20	17

Total	3,674	3,841	3,428	3,409	3,512